SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES

Depreciation of leasehold improvements is provided using the straight-line method over the shorter of the remaining lease term or their estimated useful lives. Except for leasehold improvements, depreciation of other property and equipment are provided using the declining balance method over their estimated useful lives:

Useful life
Housing and welfare	10 years
Furniture and office equipment	5 years
Computer and software	5 years
Production facilities	5 years
Leasehold improvements	Shorter of the remaining lease terms or 5 years
Drilling and production tools	5 years
Equipment	5 years

SCHEDULE OF LIABILITIES MEASURED AT FAIR VALUE ON RECURRING BASIS BY LEVEL WITHIN FAIR VALUE HIERARCHY

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021, indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Description:	Quoted Prices in Active Markets (Level 1)	Significant other Observable Inputs (Level 2)	Significant other Unobservable Inputs (Level 3)
December 31, 2022

L1 Capital Warrants (See note 9)	$-	$-	$1,389,643

Provision for post-employment benefits (See note 13)	$-	$-	$99,588

Description:	Quoted Prices in Active Markets (Level 1)	Significant other Observable Inputs (Level 2)	Significant other Unobservable Inputs (Level 3)
December 31, 2021

Provision for post-employment benefits	$-	$-	$115,393

SCHEDULE OF ANTI DILUTIVE EARNING PER SHARE

For the year end December 31, 2022, the following potentially dilutive securities were excluded from the computation of diluted earnings per share because their effects would be anti-dilutive:

	December 31,	December 31,
	2022	2021
Warrants issued to L1 Capital (see note 9)	442,240	-
Convertible note issued to L1 Capital (see note 9) (i)	16,667	-
Share options granted to the executive management	200,000	637,500
Total	658,907	637,500

(i)	Convertible note is assumed to be converted at the exercise price of $6.00 per share (subject to adjustment) as disclosed in note 9.